UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VIP Multi-Manager Alternatives Fund

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 42.9%
Basic Materials: 4.8%
7,110	Argonaut Gold, Inc. (CAD) *	$41,554
227	Ashland, Inc.	20,993
9,500	Continental Gold Ltd. (CAD) *	34,401
3,975	Eldorado Gold Corp.	26,672
3,958	Eldorado Gold Corp. (CAD)	26,706
13,100	Fortuna Silver Mines, Inc. (CAD) *	47,819
1,775	Goldcorp, Inc.	46,168
2,117	MAG Silver Corp. *	12,448
342	Monsanto Co.	35,695
5,990	New Gold, Inc. *	35,820
9,425	Osisko Mining Corp. (CAD) *	47,672
3,400	Tahoe Resources, Inc. *	60,928
18,340	Volta Resources, Inc. (CAD) *	4,095
		440,971

Communications: 7.1%
265	Aruba Networks, Inc. *	4,410
2,251	Brightcove, Inc. *	25,324
1,046	CalAmp Corp. *	18,441
898	CBS Corp.	49,533
268	Discovery Communications, Inc. *	20,936
254	DISH Network Corp.	11,433
539	eBay, Inc. *	30,071
281	EchoStar Corp. *	12,347
709	eGain Communications Corp. *	10,699
363	Equinix, Inc. *	66,665
5	EZchip Semiconductor Ltd. *	123
1,051	Finisar Corp. *	23,784
46	Google, Inc. *	40,292
74	IAC/InterActiveCorp.	4,046
1,446	ICG Group, Inc. *	20,519
1,025	Liberty Interactive Corp. *	24,057
137	Liberty Media Corp. *	20,160
4,372	Lionbridge Technologies, Inc. *	16,133
1,787	NeoPhotonics Corp. *	13,206
2,019	News Corp. *	32,425
896	Perficient, Inc. *	16,451
61	Plantronics, Inc.	2,809
36	Priceline.com, Inc. *	36,394
4,879	ShoreTel, Inc. *	29,469
221	Sinclair Broadcast Group, Inc.	7,408
229	SPS Commerce, Inc. *	15,325
2,328	Support.com, Inc. *	12,688
323	The Walt Disney Co.	20,830
84	Tribune Co. *	5,300
433	Verizon Communications, Inc.	20,204
195	Viacom, Inc.	16,298
750	Vivendi S.A. (EUR)	17,252
440	Vodafone Group Plc (ADR)	15,479
		660,511

Consumer, Cyclical: 5.3%
2,181	Accuride Corp. *	11,210
162	Arctic Cat, Inc.	9,242
457	Arrow Electronics, Inc. *	22,178
307	Asbury Automotive Group, Inc. *	16,332
348	Beacon Roofing Supply, Inc. *	12,831
411	Brookfield Residential Properties, Inc. *	9,461
600	Brunswick Corp.	23,946
48	Burger King Worldwide, Inc.	937
23	Chipotle Mexican Grill, Inc. *	9,860
217	Conn’s, Inc. *	10,859
875	Diversified Restaurant Holdings, Inc. *	5,740
423	Dollar Tree, Inc. *	24,179
9,000	Galaxy Entertainment Group Ltd. (HKD) * #	63,243
1,800	GSretail Co. Ltd. (KRW) #	52,558
398	Harley-Davidson, Inc.	25,568
200	Hyundai Motor Co. (KRW) #	46,663
38	Icahn Enterprises LP	3,164
268	Las Vegas Sands Corp.	17,801
501	La-Z-Boy, Inc.	11,378
96	Mohawk Industries, Inc. *	12,504
89	Ralph Lauren Corp.	14,661
315	Starbucks Corp.	24,246
109	Thor Industries, Inc.	6,326
173	Watsco, Inc.	16,309
1,088	Winnebago Industries, Inc. *	28,244
97	Wynn Resorts Ltd.	15,327
		494,767

Consumer, Non-cyclical: 5.8%
1,264	Accuray, Inc. *	9,341
127	Alliance Data Systems Corp. *	26,857
40	Ascent Capital Group, Inc. *	3,225
390	Beam, Inc.	25,214
2,001	BioTelemetry, Inc. *	19,830
534	Bridgepoint Education, Inc. *	9,633
8	Crimson Wine Group Ltd. *	76
670	Cynosure, Inc. *	15,283
355	Exact Sciences Corp. *	4,193
28,000	Ezion Holdings Ltd. (SGD) #	49,156
1,712	Franklin Covey Co. *	30,730
1,212	Great Lakes Dredge & Dock Corp.	8,993
1,764	Guided Therapeutics, Inc. *	1,137
555	Healthways, Inc. *	10,273
159	Hertz Global Holdings, Inc. *	3,523
395	Huron Consulting Group, Inc. *	20,781
2,600	Jeronimo Martins, SGPS S.A. (EUR) #	53,356
834	KAR Auction Services, Inc.	23,527
501	Korn/Ferry International *	10,721
776	MAKO Surgical Corp. *	22,900
572	Masimo Corp.	15,238
2,583	Merge Healthcare, Inc. *	6,742
545	Novadaq Technologies, Inc. *	9,036
1,006	NxStage Medical, Inc. *	13,239
241	Philip Morris International, Inc.	20,868
749	Quanta Services, Inc. *	20,605
336	Quidel Corp. *	9,542
1,448	Repligen Corp. *	16,058
441	Spectranetics Corp. *	7,400
5,486	Synergetics USA, Inc. *	24,961
361	TearLab Corp. *	3,993
202	United Rentals, Inc. *	11,775
701	Vascular Solutions, Inc. *	11,777
888	Volcano Corp. *	21,241
		541,224

Diversified: 0.2%
497	Leucadia National Corp.	13,538

Energy: 4.2%
27,716	Afren Plc (GBP) * #	62,001
472	Bill Barrett Corp. *	11,852
466	Cabot Oil & Gas Corp.	17,391
955	Energy XXI Bermuda Ltd.	28,841
812	EPL Oil & Gas, Inc. *	30,133
202	Gulfport Energy Corp. *	12,997
36,000	Kunlun Energy Co. Ltd. (HKD) #	50,603
420	National Oilwell Varco, Inc.	32,806
1,900	Pacific Rubiales Energy Corp.	37,474
1,152	Southwestern Energy Co. *	41,910
272	Total S.A. (ADR)	15,754
29,565	Volga Gas Plc (GBP) *	41,581
770	Willbros Group, Inc. *	7,069
		390,412

Financial: 5.5%
239	American Express Co.	18,049
312	American International Group, Inc.	15,173
1,145	Assured Guaranty Ltd.	21,469
2,825	Blackstone Group LP	70,314
326	CME Group, Inc.	24,085
2,148	Dream Unlimited Corp. *	27,473
1,014	Dundee Corp. *	18,858
188,000	Franshion Properties China Ltd. (HKD) #	62,025
8,913	Kasikornbank PCL (NVDR) (THB) #	49,891
1,345	KKR & Co. LP	27,680
127	Oaktree Capital Group LLC	6,648
291	Onex Corp.	15,278
231	Partners Value Fund, Inc. *	5,046
1,296	Realogy Holdings Corp. *	55,754
725	TD Ameritrade Holding Corp.	18,981
965	The Charles Schwab Corp.	20,400
160	The Howard Hughes Corp. *	17,979
163	Visa, Inc.	31,149
		506,252

Industrial: 4.4%
529	AO Smith Corp.	23,911
531	Applied Optoelectronics, Inc. *	5,310
202	BE Aerospace, Inc. *	14,912
385	Clean Harbors, Inc. *	22,584
101	Colfax Corp. *	5,705
1,228	CPI Aerostructures, Inc. *	14,233
2,031	CUI Global, Inc. *	11,719
130	Danaher Corp.	9,012
882	Electro Scientific Industries, Inc.	10,328
2,191	Flow International Corp. *	8,742
212	Forward Air Corp.	8,554
584	Foster Wheeler A.G. *	15,383
277	Garmin Ltd.	12,518
1,434	Greenbrier Cos, Inc. *	35,463
947	II-VI, Inc. *	17,823
454	Ingersoll-Rand Plc	29,483
222	Lennox International, Inc.	16,708
191	Martin Marietta Materials, Inc.	18,750
638	Newport Corp. *	9,972
578	Norbord, Inc.	16,964
508	Roadrunner Transportation Systems, Inc. *	14,346
307	Rogers Corp. *	18,260
198	Ryder System, Inc.	11,821
443	Trimble Navigation Ltd. *	13,162
182	Vulcan Materials Co.	9,429
545	Waste Connections, Inc.	24,748
484	Werner Enterprises, Inc.	11,292
		411,132

Technology: 5.6%
148	ACI Worldwide, Inc. *	8,001
1,715	Activision Blizzard, Inc.	28,589
69	Apple, Inc.	32,896
1,343	Applied Micro Circuits Corp. *	17,325
3,123	Callidus Software, Inc. *	28,638
1,228	CDC Corp. * #	424
379	Cognizant Technology Solutions Corp. *	31,123
846	Datalink Corp. *	11,438
1,692	FormFactor, Inc. *	11,607
5,228	Glu Mobile, Inc. *	14,586
1,063	Himax Technologies, Inc. (ADR)	10,630
2,239	inContact, Inc. *	18,517
1,779	MaxLinear, Inc. *	14,748
2,292	Mercury Computer Systems, Inc. *	22,897
483	Microchip Technology, Inc.	19,460
31	MICROS Systems, Inc. *	1,548
229	NQ Mobile, Inc. (ADR) *	4,990
680	NVIDIA Corp.	10,581
460	Proofpoint, Inc. *	14,775
935	QUALCOMM, Inc.	62,982
1,755	Rudolph Technologies, Inc. *	20,007
54	Samsung Electronics Co. Ltd. (KRW) #	68,688
1,137	Skyworks Solutions, Inc. *	28,243
110	Streamline Health Solutions, Inc. *	836
23,336	Trident Microsystems, Inc. * #	1,050
458	VeriFone Systems, Inc. *	10,470
307	Virtusa Corp. *	8,921
5,936	Vitesse Semiconductor Corp. *	18,045
		522,015
Total Common Stocks (Cost: $3,668,977) (a)		3,980,822

INVESTMENT TRUST: 0.0% (Cost: $3,775)

Energy: 0.0%
45	Texas Pacific Land Trust	3,804

REAL ESTATE INVESTMENT TRUSTS: 0.8%
Financial: 0.8%
351	American Tower Corp.	26,020
3,206	NorthStar Realty Finance Corp.	29,752
131	Summit Hotel Properties, Inc.	1,204
	Weyerhaeuser Co. (Preferred Security)
395	6.38%,07/01/16	20,927

Total Real Estate Investment Trusts (Cost: $71,121) (a)		77,903

WARRANTS: 0.0% (Cost: $4)
Telecommunication Services: 0.0%
376	xG Technology, Inc.(USD 6.87, expiring 07/18/18)	481

Principal Amount
ASSET-BACKED SECURITIES: 0.1% (Cost: $4,969)
		Countrywide Asset-Backed Certificates
	$6,748	5.81%,01/25/18 (c)	6,348

CORPORATE BONDS: 11.3%
Basic Materials: 0.3%
		Rockwood Specialties Group, Inc.
	24,000	4.63%,10/15/15 (c)	24,240

Communications: 2.5%
		Affinion Group, Inc.
	7,000	11.50%,11/08/13 (c)	6,125
		Alaska Communications Systems Group, Inc.
	40,000	6.25%,05/01/18 144A	34,650
		Clear Channel Communications, Inc.
	19,000	5.50%,09/15/14	18,763
	10,000	5.50%,12/15/16	7,650
	18,617	11.00%,11/08/13 (c)	16,848
		Maxcom Telecomunicaciones S.A.B. de C.V.
	75,000	11.00%,11/08/13 (c) ♦	60,000
		Singapore Telecommunications Ltd.
	18,000	7.38%,12/01/31 Reg S	22,886
		Trilogy International Partners LLC
	60,000	10.25%,11/08/13 (c) 144A	57,900
		WebMD Health Corp.
	5,000	2.50%,01/31/18	4,734
			229,556

Consumer, Cyclical: 1.9%
		Chukchansi Economic Development Authority
	6,958	9.75%,05/30/16 (c) Reg S ♦	4,071
	72,566	9.75%,05/30/16 (c) 144A ♦	42,451
		Continental Airlines 1997-4 Class A Pass Through Trust
	42,388	6.90%,01/02/18	44,507
		Inn of the Mountain Gods Resort & Casino
	13,237	1.25%,11/08/13 (c) 144A	12,674
		JC Penney Corp., Inc.
	9,000	6.88%,10/15/15	8,235
	9,000	7.95%,04/01/17	7,763
		Kellwood Co.
	11,556	12.88%,11/08/13 (c)	11,386
		Neebo, Inc.
	1,600	15.00%,06/30/16 (c)	1,672
	16,000	15.00%,11/08/13 (c) 144A	16,720
		The Bon-Ton Department Stores, Inc.
	26,000	10.63%,11/08/13 (c)	26,130
			175,609

Consumer, Non-cyclical: 1.1%
		Armored Autogroup, Inc.
	17,000	9.25%,11/01/14 (c)	15,428
		Fresenius Medical Care US Finance, Inc.
	50,000	6.50%,09/15/18 144A	55,125
		Kinetic Concepts, Inc.
	13,000	12.50%,11/01/15 (c)	13,715
		Teva Pharmaceutical Finance Co. B.V.
	21,000	2.40%,11/10/16	21,668
			105,936

Energy: 2.8%
		Enercoal Resources Pte Ltd.
	100,000	9.25%,08/05/14 (p) Reg S	58,000
		EPL Oil & Gas, Inc.
	14,000	8.25%,02/15/15 (c)	14,840
		Green Field Energy Services, Inc.
	2,000	13.25%,11/15/14 (c) § 144A♦	1,820
		Pengrowth Energy Corp.
CAD	5,000	6.25%,03/31/17	4,951
		SunCoke Energy, Inc.
	$7,000	7.63%,08/01/14 (c)	7,543
		Tristan Oil Ltd.
	300,000	25.92%,11/07/13 (c) ^ Reg S ♦	171,150
			258,304

Financial: 1.9%
		Banco Cruzeiro do Sul S.A.
	150,000	8.50%,02/20/15 Reg S ♦	39,408
		Bancolombia S.A.
	40,000	5.13%,09/11/22	36,700
		Emigrant Bancorp, Inc.
	26,000	6.25%,06/15/14 144A	26,162
		Jefferies Group, Inc.
	9,000	3.88%,11/01/17 (c) (p)	9,467
		MF Global Holdings Ltd.
	15,000	6.25%,08/08/16 ♦	7,838
		Nuveen Investments, Inc.
	12,000	5.50%,09/15/15	11,700
		Standard Bank Plc
	50,000	12.90%,01/27/14 ^ 144A	48,195
			179,470

Industrial: 0.8%
		Grupo Senda Autotransporte S.A. de C.V.
	55,000	10.50%,11/07/13 (c) Reg S	56,497
		Tervita Corp.
	18,000	9.75%,11/01/15 (c) Reg S	16,650
			73,147

Total Corporate Bonds (Cost: $1,085,088) (a)			1,046,262

FOREIGN GOVERNMENT OBLIGATIONS: 1.1%
		Argentine Republic Government International Bond
ARS	1,324,000	12/15/35	24,304
		Provincia de Buenos Aires, Argentina
	$100,000	10.88%,01/26/21 Reg S	82,000
Total Foreign Government Obligations (Cost: $96,446)			106,304

STRUCTURED NOTE: 5.3% (Cost: $500,000)
Financial: 5.3%
		Deutsche Bank A.G. London Branch, Alpha Overlay Securities
	500,000	06/23/16 § (b)	488,450

Number of Shares
CLOSED-END FUNDS: 1.6%
187	DoubleLine Income Solutions Fund	4,105
270	First Trust Strategic High Income Fund II	4,296
530	Helios High Income Fund, Inc.	4,399
740	Helios Multi-Sector High Income Fund, Inc.	4,299
620	JZ Capital Partners Ltd. (GBP)	4,606
260	Montgomery Street Income Securities, Inc.	4,085
450	Nuveen Credit Strategies Income Fund	4,208
6,400	Nuveen Diversified Currency Opportunities Fund	67,072
326	PCM Fund, Inc.	3,733
580	PIMCO Dynamic Credit Income Fund	12,905
450	PIMCO Dynamic Income Fund	12,911
306	PIMCO Income Opportunity Fund	8,412
160	PIMCO Income Strategy Fund	1,851
231	PIMCO Income Strategy Fund II	2,356
708	Western Asset High Income Opportunity Fund, Inc.	4,227
310	Western Asset Mortgage Defined Opportunity Fund, Inc.	6,975
Total Closed-End Funds (Cost: $159,141) (a)		150,440

EXCHANGE TRADED FUNDS: 0.8%
200	iShares Russell 2000 ETF	21,324
76	iShares Silver Trust *	1,588
375	SPDR Gold Trust *	48,064
Total Exchange Traded Funds (Cost: $76,279) (a)		70,976

OPEN-END FUND: 8.1% (Cost: $764,998)
75,577	AQR Managed Futures Strategy Fund	747,455

OPTIONS PURCHASED: 0.0%
100	Equinix, Inc. Call ($200, expiring 01/18/14)	670
1,600	iShares Russell 2000 ETF Put ($98, expiring 11/16/13)	1,184
600	JC Penney Co., Inc. Put ($8, expiring 01/18/14)	690
400	SPDR S&P 500 ETF Trust Put ($163, expiring 10/19/13)	328
1,000	T-Mobile US, Inc. Call ($26, expiring 11/16/13)	1,600
Total Options Purchased (Cost: $6,215)		4,472

MONEY MARKET FUND: 31.6% (Cost: $2,937,777)
2,937,777	AIM Treasury Portfolio - Institutional Class	2,937,777

Total Investments: 103.6% (Cost: $9,374,790)		9,621,494
Liabilities in excess of other assets: (3.6)%		(336,780)
NET ASSETS: 100.0%		$9,284,714

SECURITIES SOLD SHORT: (25.4)%
COMMON STOCKS: (11.8)%
Basic Materials: (0.2)%
(1,200)	Glencore Xstrata Plc *	(6,492)
(49)	HB Fuller Co.	(2,214)
(296)	Zoltek Cos, Inc. *	(4,940)
		(13,646)

Communications: (1.1)%
(24)	Amazon.com, Inc. *	(7,503)
(142)	AT&T, Inc.	(4,802)
(812)	Corning, Inc.	(11,847)
(82)	DIRECTV *	(4,900)
(337)	IPG Photonics Corp.	(18,976)
(246)	Juniper Networks, Inc. *	(4,886)
(20)	Netflix, Inc. *	(6,184)
(368)	Nielsen Holdings N.V.	(13,414)
(105)	Rackspace Hosting, Inc. *	(5,540)
(172)	Splunk, Inc. *	(10,327)
(731)	Sprint Corp. *	(4,540)
(161)	Viasat, Inc. *	(10,264)
		(103,183)

Consumer, Cyclical: (3.3)%
(368)	Best Buy Co., Inc.	(13,800)
(149)	Buffalo Wild Wings, Inc. *	(16,572)
(677)	Burger King Worldwide, Inc.	(13,215)
(150)	Cabela’s, Inc. *	(9,455)
(242)	Carter’s, Inc.	(18,365)
(28)	Chipotle Mexican Grill, Inc. *	(12,004)
(183)	Columbia Sportswear Co.	(11,022)
(193)	Darden Restaurants, Inc.	(8,934)
(214)	Dorman Products, Inc.	(10,604)
(127)	DSW, Inc.	(10,836)
(132)	DTS, Inc. *	(2,772)
(95)	GameStop Corp.	(4,717)
(156)	Guess?, Inc.	(4,657)
(311)	hhgregg, Inc. *	(5,570)
(248)	International Game Technology	(4,695)
(484)	Krispy Kreme Doughnuts, Inc. *	(9,361)
(937)	LKQ Corp. *	(29,853)
(111)	Macy’s, Inc.	(4,803)
(304)	MSC Industrial Direct Co.	(24,730)
(80)	Newell Rubbermaid, Inc.	(2,200)
(191)	Noodles & Co. *	(8,150)
(165)	Pool Corp.	(9,261)
(264)	Regal Entertainment Group	(5,011)
(573)	Select Comfort Corp. *	(13,953)
(140)	Six Flags Entertainment Corp.	(4,731)
(577)	Sony Corp. (ADR)	(12,417)
(540)	Staples, Inc.	(7,911)
(79)	Susser Holdings Corp. *	(4,199)
(581)	The Wendy’s Co.	(4,927)
(160)	WESCO International, Inc. *	(12,245)
(34)	WW Grainger, Inc.	(8,898)
		(309,868)

Consumer, Non-cyclical: (1.4)%
(237)	Capella Education Co. *	(13,405)
(336)	DeVry, Inc.	(10,268)
(247)	ExlService Holdings, Inc. *	(7,035)
(221)	Fairway Group Holdings Corp. *	(5,649)
(239)	Green Dot Corp. *	(6,293)
(70)	Green Mountain Coffee Roasters, Inc. *	(5,273)
(170)	IPC The Hospitalist Co., Inc. *	(8,672)
(310)	Iron Mountain, Inc.	(8,376)
(146)	K12, Inc. *	(4,508)
(57)	Ligand Pharmaceuticals, Inc. *	(2,467)
(43)	Neogen Corp. *	(2,611)
(169)	Pfizer, Inc.	(4,852)
(286)	Safeway, Inc.	(9,149)
(111)	Strayer Education, Inc.	(4,609)
(360)	The Brink’s Co.	(10,188)
(125)	The Coca-Cola Co.	(4,735)
(206)	The Kroger Co.	(8,310)
(554)	The Western Union Co.	(10,338)
(170)	Weight Watchers International, Inc.	(6,353)
		(133,091)

Energy: (0.2)%
(147)	Consol Energy, Inc.	(4,947)
(262)	Peabody Energy Corp.	(4,520)
(184)	Rosetta Resources, Inc. *	(10,021)
		(19,488)

Financial: (0.2)%
(281)	Legg Mason, Inc.	(9,397)
(222)	The Progressive Corp.	(6,045)
		(15,442)

Industrial: (1.9)%
(77)	Acuity Brands, Inc.	(7,086)
(119)	Alamo Group, Inc.	(5,820)
(294)	American Railcar Industries, Inc.	(11,534)
(148)	CIRCOR International, Inc.	(9,203)
(58)	Crane Co.	(3,577)
(329)	Energy Recovery, Inc. *	(2,382)
(219)	FARO Technologies, Inc. *	(9,235)
(1,043)	Flextronics International Ltd. *	(9,481)
(263)	Garmin Ltd.	(11,885)
(57)	General Dynamics Corp.	(4,989)
(2,022)	Headwaters, Inc. *	(18,178)
(85)	Huntington Ingalls Industries, Inc.	(5,729)
(216)	IDEX Corp.	(14,094)
(215)	Itron, Inc. *	(9,208)
(242)	Jabil Circuit, Inc.	(5,247)
(41)	Lockheed Martin Corp.	(5,230)
(219)	National Instruments Corp.	(6,774)
(54)	Northrop Grumman Corp.	(5,144)
(475)	Quanex Building Products Corp.	(8,944)
(92)	Trex Co., Inc. *	(4,557)
(284)	Trimble Navigation Ltd. *	(8,438)
(142)	Tyco International Ltd.	(4,967)
		(171,702)

Technology: (2.7)%
(775)	Activision Blizzard, Inc.	(12,919)
(102)	Adobe Systems, Inc. *	(5,298)
(98)	Akamai Technologies, Inc. *	(5,067)
(309)	Applied Materials, Inc.	(5,420)
(127)	Autodesk, Inc. *	(5,229)
(191)	Bottomline Technologies, Inc. *	(5,325)
(127)	Cabot Microelectronics Corp. *	(4,892)
(109)	CACI International, Inc. *	(7,533)
(166)	Cerner Corp. *	(8,723)
(97)	Concur Technologies, Inc. *	(10,719)
(619)	Electronic Arts, Inc. *	(15,815)
(123)	First Solar, Inc. *	(4,946)
(1,037)	Freescale Semiconductor Holdings I Ltd. *	(17,266)
(353)	Hewlett-Packard Co.	(7,406)
(102)	Infosys Ltd. (ADR)	(4,907)
(26)	International Business Machines Corp.	(4,815)
(75)	Intuit, Inc.	(4,973)
(101)	j2 Global, Inc.	(5,002)
(1,885)	Lattice Semiconductor Corp. *	(8,407)
(256)	Lexmark International, Inc.	(8,448)
(161)	Linear Technology Corp.	(6,385)
(392)	Microsoft Corp.	(13,058)
(316)	Netscout Systems, Inc. *	(8,080)
(320)	NVIDIA Corp.	(4,979)
(149)	Oracle Corp.	(4,942)
(66)	SAP A.G. (ADR)	(4,879)
(121)	Seagate Technology Plc	(5,293)
(94)	ServiceNow, Inc. *	(4,883)
(1,214)	Teradyne, Inc. *	(20,055)
(84)	Ultimate Software Group, Inc. *	(12,382)
(254)	Ultratech, Inc. *	(7,696)
(75)	Western Digital Corp.	(4,755)
		(250,497)

Utilities: (0.8)%
(27,000)	Centrais Eletricas Brasileiras S.A. (ADR)	(75,870)

Total Common Stocks (Proceeds: $(1,006,409))		(1,092,787)

REAL ESTATE INVESTMENT TRUSTS: (0.2)%
Financial: (0.2)%
(2,418)	Hersha Hospitality Trust	(13,517)
(256)	LaSalle Hotel Properties	(7,315)
Total Real Estate Investment Trusts (Proceeds: $(20,694))		(20,832)

Principal Amount
CORPORATE BONDS: (1.5)%
Basic Materials: (1.0)%
		Vale Overseas Ltd.
	$(100,000)	4.38%,01/11/22	(96,844)

Financial: (0.5)%
		BBVA Banco Continental S.A.
	(50,000)	5.00%,08/26/22 Reg S	(48,125)
Total Corporate Bonds (Proceeds: $(148,090))			(144,969)

FOREIGN GOVERNMENT OBLIGATION: (0.6)% (Proceeds: $(57,032))
		Slovenia Government Bond
EUR	(50,000)	4.63%,09/09/24 Reg S	(57,327)

Number of Shares
EXCHANGE TRADED FUNDS: (11.3)%
(1,560)	CurrencyShares Japanese Yen Trust *	(155,173)
(4,305)	Direxion Daily Emerging Markets Bull 3X Shares *	(114,556)
(20)	Direxion Daily Small Cap Bull 3X Shares *	(1,254)
(210)	Energy Select Sector SPDR Fund	(17,405)
(936)	iShares Barclays 20+ Year Treasury Bond Fund	(99,590)
(3,014)	iShares Russell 2000 ETF	(321,353)
(510)	iShares Silver Trust *	(10,654)
(11,060)	Market Vectors Gold Miners ETF ‡	(277,164)
(168)	Market Vectors Semiconductor ETF ‡	(6,705)
(504)	SPDR Barclays High Yield Bond ETF	(20,079)
(683)	Technology Select Sector SPDR Fund	(21,876)
Total Exchange Traded Funds (Proceeds: $(1,166,505))		(1,045,809)

Total Securities Sold Short (Proceeds: $(2,398,730))		$(2,361,724)

WRITTEN OPTIONS: (0.1)%
(100)	Blackstone Group LP Call ($20, expiring 01/18/14)	$(473)
(100)	CBS Corp. Call ($60, expiring 12/21/13)	(100)
(100)	Equinix, Inc. Put ($160, expiring 10/19/13)	(33)
(100)	Equinix, Inc. Put ($165, expiring 01/18/14)	(610)
(100)	Ingersoll-Rand Plc Call ($68, expiring 10/19/13)	(55)
(1,000)	iShares Russell 2000 ETF Put ($105, expiring 09/30/14)	(5)
(800)	iShares Russell 2000 ETF Put ($103, expiring 10/19/13)	(584)
(600)	JC Penney Co., Inc. Put ($5, expiring 01/18/14)	(180)
(400)	JC Penney Co., Inc. Put ($13, expiring 01/18/14)	(2,240)
(200)	Live Nation Entertainment, Inc. Put ($10, expiring 01/18/14)	(20)
(400)	NorthStar Realty Finance Corp. Call ($10, expiring 12/21/13)	(60)
(1,400)	SPDR S&P 500 ETF Trust Put ($163, expiring 11/16/13)	(2,548)
(1,500)	SPDR S&P 500 ETF Trust Put ($164, expiring 11/16/13)	(3,315)
(1,400)	SPDR S&P 500 ETF Trust Put ($162, expiring 11/16/13)	(2,436)
(400)	SPDR S&P 500 ETF Trust Put ($155, expiring 10/19/13)	(104)
(1,400)	SPDR S&P 500 ETF Trust Put ($156, expiring 10/19/13)	(406)
(1,000)	T-Mobile US, Inc. Put ($20, expiring 11/16/13)	(140)
(1,000)	T-Mobile US, Inc. Call ($29, expiring 11/16/13)	(520)
Total Written Options (Premiums received: $(15,117))		$(13,829)

ADR	American Depositary Receipt
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $5,673,427.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank ProVol Hedge Index, the Deutsche Bank Equity Mean Reversion Alpha Index, the Deutsche Bank Equity Mean Reversion Alpha Index Emerging Markets and the Deutsche Bank Fed Funds Effective Rate Total Return Index.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $559,658 which represents 6.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $490,270 which represents 5.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $295,697, or 3.2% of net assets.
♦	Security in default

As of September 30, 2013, the Fund held the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Appreciation
State Street Bank And Trust Company	BRL	217,454	USD	99,000	10/2/2013	$884
State Street Bank And Trust Company	USD	99,000	BRL	234,482	10/2/2013	6,799
Net unrealized appreciation on forward foreign currency contracts						7,683

BRL	Brazilian Real
USD	United States Dollar

Restricted securities held by the Fund as of September 30, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Green Field Energy Services, Inc.	10/02/2012	2,000	$2,252	$1,820	0.0%

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2013 is set forth below:

Affiliates	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of September 30, 2013
Market Vectors Emerging Markets High Yield Bond ETF	$111,656	$—	$112,435	$3,326	$551	$—
Market Vectors Emerging Markets Local Currency Bond ETF	146,583	—	146,684	11,576	738	—
Market Vectors Gold Miners ETF(1)	(141,953)	—	212,721	—	—	(277,164)
Market Vectors International High Yield Bond ETF	115,333	—	117,491	6,209	557	—
Market Vectors Junior Gold Miners ETF	(1,643)	1,055	—	930	—	—
Market Vectors Oil Services ETF	(2,708)	3,016	191	(308)	—	—
Market Vectors Semiconductor ETF(1)	(4,544)	54,938	53,378	(3,706)	—	(6,705)
	$222,724	$59,009	$642,900	$18,027	$1,846	$(283,869)

(1)	Represents short position at September 30, 2013.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.8%	$465,211
Communications	9.3	890,067
Consumer, Cyclical	7.0	670,376
Consumer, Non-cyclical	6.7	647,160
Diversified	0.1	13,538
Energy	6.8	652,520
Financial	14.6	1,402,515
Government	1.1	106,304
Industrial	5.0	484,279
Technology	5.4	522,015
Telecommunication Services	0.0	481
Asset-Backed Securities	0.1	6,348
Exchange Traded Funds	0.7	70,976
Open-End Fund	7.8	747,455
Options Purchased	0.1	4,472
Money Market Fund	30.5	2,937,777
	100.0%	$9,621,494

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$440,971	$—	$—	$440,971
Communications	660,511	—	—	660,511
Consumer, Cyclical	332,303	162,464	—	494,767
Consumer, Non-cyclical	438,712	102,512	—	541,224
Diversified	13,538	—	—	13,538
Energy	277,808	112,604	—	390,412
Financial	394,336	111,916	—	506,252
Industrial	411,132	—	—	411,132
Technology	451,853	68,688	1,474	522,015
Investment Trust*	3,804	—	—	3,804
Real Estate Investment Trusts*	77,903	—	—	77,903
Warrant*	481	—	—	481
Asset-Backed Securities	—	6,348	—	6,348
Corporate Bonds
Basic Materials	—	24,240	—	24,240
Communications	—	229,556	—	229,556
Consumer, Cyclical	4,071	171,538	—	175,609
Consumer, Non-cyclical	—	105,936	—	105,936
Energy	—	258,304	—	258,304
Financial	—	179,470	—	179,470
Industrial	16,650	56,497	—	73,147
Foreign Government Obligations	—	106,304	—	106,304
Structured Note*	—	488,450	—	488,450
Closed-End Funds	150,440	—	—	150,440
Options Purchased Options	4,472	—	—	4,472
Exchange Traded Funds	70,976	—	—	70,976
Open-End Fund	747,455	—	—	747,455
Money Market Fund	2,937,777	—	—	2,937,777
Total	$7,435,193	$2,184,827	$1,474	$9,621,494

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(1,092,787)	$—	$—	$(1,092,787)
Real Estate Investment Trusts*	(20,832)	—	—	(20,832)
Corporate Bonds*	—	(144,969)	—	(144,969)
Foreign Government Obligation	—	(57,327)	—	(57,327)
Exchange Traded Funds	(1,045,809)	—	—	(1,045,809)
Total	$(2,159,428)	$(202,296)	$—	$(2,361,724)

Other Financial Instruments
Forward Foreign Currency Contracts	$—	$7,683	$—	$7,683
Written Options	(13,829)	—	—	(13,829)
Total	$(13,829)	$7,683	$—	$(6,146)

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period September 30, 2013:

Common Stocks
Long position
Technology
Balance as of December 31, 2012	$3,789
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(2,315)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2013	$1,474

See Notes to Schedule of Investments

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Futures are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2013 was $9,612,237 and net unrealized appreciation aggregated $9,257 of which $568,752 related to appreciated securities and $559,495 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Multi-Manager Alternatives Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 26, 2013